Long-Term Debt and Notes Payable - Schedule of Company’s Maturities of Debt Instruments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Company’s Maturities of Debt Instruments [Abstract]
March 31, 2026	$ 8,927,309	$ 9,303,826
March 31, 2027	17,582,812	5,072,930
March 31, 2028	16,562,257	29,425,393
Total	$ 43,072,378	$ 43,802,149